Note 16 - Employee Pension Plans	12 Months Ended
Jan. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 16 - Employee Pension Plans

We maintain various defined contribution benefit plans for our Canadian, American and British employees. While the specifics of each plan are different in each country, we contribute an amount related to the level of employee contributions. These contributions are subject to maximum limits and vesting provisions, and can be discontinued at our discretion. The pension costs were $0.7 million, $0.6 million and $0.5 million in 2013, 2012 and 2011, respectively, of which $0.3 million was payable at both January 31, 2013 and January 31, 2012.